SIGNIFICANT EVENTS AFTER THE REPORTING PERIOD (Details)	1 Months Ended
Feb. 28, 2018 € / shares
Major ordinary share transactions
Disclosure of non-adjusting events after reporting period [line items]
Dividends authorized (in euro per share)	€ 0.26